Share-Based Payment - Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period (Details)	12 Months Ended
Jun. 30, 2025 $ / shares
Steve Parkes [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	Jan. 28, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 8.07
Vesting conditions	Tranche A
Michael Ryan [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	Jan. 28, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 8.07
Vesting conditions	Tranche A
John Thomas [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	May 01, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 1.55
Vesting conditions	Tranche A
Thomas McNamara [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	May 01, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 1.55
Vesting conditions	Tranche A
Tony Sage [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	1,000,000
Grant date	May 16, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 1.41
Vesting conditions	None
Malcolm Day [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	250,000
Grant date	May 16, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 1.41
Vesting conditions	None
Mykhailo Zhernov [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	250,000
Grant date	May 16, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 1.41
Vesting conditions	None
Michael Hanson [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	250,000
Grant date	May 16, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 1.41
Vesting conditions	None
Michael Ryan One [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	60,000
Grant date	May 16, 2025
Vesting Date	Jul. 01, 2025
Fair value at grant date $ per right	$ 1.41
Vesting conditions	None
Chris Gale [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	10,000
Grant date	Jan. 25, 2025
Vesting Date	Jun. 30, 2025
Fair value at grant date $ per right	$ 8.07
Bellatrix [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	100,000
Grant date	Jan. 25, 2025
Vesting Date	Feb. 28, 2025
Fair value at grant date $ per right	$ 8.07
Tony Sage One [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	500,000
Grant date	Feb. 26, 2025
Vesting Date	Feb. 26, 2025
Fair value at grant date $ per right	$ 2.4
Alberta Inc [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	500,000
Grant date	Mar. 01, 2025
Vesting Date	May 31, 2025
Fair value at grant date $ per right	$ 1.91
Skylong Asset Limited [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	350,365
Grant date	Jun. 06, 2025
Vesting Date	Jun. 06, 2025
Fair value at grant date $ per right	$ 1.37